Share Based Payment (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Payment (Details) [Line Items]
Fair value		$ 2.5	$ 2.5	$ 2.5
Description of warrants grant	the Company issued 50,000 warrants to a certain service provider, which can be exercised into 50,000 ADSs (2,000,000 ordinary shares) using a cashless mechanism. The exercise price of the warrants is $1.015 per ADS, they vest 50% upon issuance and 50% following 6 months form the date of grant, and their expiration date is 3 years from the date of issuance.
Fair value of warrants (in Dollars)	$ 52
Expected volatility rate	115.78%
Risk-free interest rate	0.17%
Expected term	2 years 335 days
Minimum [Member]
Share Based Payment (Details) [Line Items]
Exercise price of option		0.00
Maximum [Member]
Share Based Payment (Details) [Line Items]
Exercise price of option		$ 38.86